Segment Reporting	6 Months Ended
Jun. 30, 2020
Segment Reporting [Abstract]
Segment Reporting
20. SEGMENT REPORTING
The operations of the Company are organized into two segments, consisting of Baidu Core and iQIYI. Baidu Core mainly provides online marketing service and new AI initiatives. iQIYI is an online entertainment service provider that, offers original, professionally produced and partner-generated content on its platform.
The Group derives the results of the segments directly from its internal management reporting system. The chief operating decision maker reviews the performance of each segment based on its operating results and uses these results to evaluate the performance of, and to allocate resources to, each of the segments. Because substantially all of the Group’s long-lived assets and revenues are located in and derived from the PRC, geographical segments are not presented.
The table below provides a summary of the Group’s operating segment results for the six-month
periods ended June 30, 2019 and 2020.

	For the six months ended June 30, 2019
	Baidu Core	iQIYI	Intersegment eliminations	Consolidated
	RMB	RMB	RMB	RMB
	(In millions)
	(unaudited)
Total revenues	36,990	14,100	(641)	50,449

Operating costs and expenses:
Cost of revenues	17,302	14,258	(605)	30,955
Selling, general and administrative	8,838	2,487	(28)	11,297
Research and development	7,650	1,253	(3)	8,900

Total operating costs and expenses	33,790	17,998	(636)	51,152

Operating income (loss)	3,200	(3,898)	(5)	(703)
Total other income (loss), net	2,353	(215)	—	2,138

Income (loss) before income taxes	5,553	(4,113)	(5)	1,435
Income taxes	697	13	—	710

Net income (loss)	4,856	(4,126)	(5)	725
Less: net income (loss) attributable to noncontrolling interests	(422)	15	(1,797)	(1,360)

Net income (loss) attributable to Baidu	4,434	(4,141)	1,792	2,085

	For the six months ended June 30, 2020
	Baidu Core		iQIYI		Intersegment eliminations		Consolidated
	RMB	US$	RMB	US$	RMB	US$	RMB	US$
	(In millions)
	(unaudited)
Total revenues	34,194	4,839	15,062	2,132	(677)	(96)	48,579	6,875

Operating costs and expenses:
Cost of revenues	13,643	1,931	14,737	2,086	(559)	(79)	27,821	3,938
Selling, general and administrative	5,790	819	2,507	355	(28)	(4)	8,269	1,170
Research and development	7,947	1,124	1,342	190	(7)	(1)	9,282	1,313

Total operating costs and expenses	27,380	3,874	18,586	2,631	(594)	(84)	45,372	6,421

Operating income (loss)	6,814	965	(3,524)	(499)	(83)	(12)	3,207	454
Total other income (loss), net	93	14	(770)	(109)	—	—	(677)	(95)

Income (loss) before income taxes	6,907	979	(4,294)	(608)	(83)	(12)	2,530	359
Income taxes	1,399	198	21	3	—	—	1,420	201

Net income (loss)	5,508	781	(4,315)	(611)	(83)	(12)	1,110	158
Less: net (loss) income attributable to noncontrolling interests	(614)	(86)	2	—	(1,898)	(269)	(2,510)	(355)

Net income (loss) attributable to Baidu	6,122	867	(4,317)	(611)	1,815	257	3,620	513